Income taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 10. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands

DarkIris is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, DarkIris is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million and 16.5% on any part of assessable profits over HK$2 million on corporations.

The income tax expenses consisted of the following components:

	For the Years Ended September 30,
	2025	2024	2023
Current income tax expenses	$76,171	$98,158	-
Deferred income tax expenses	-	-	-
Total income tax expenses	$76,171	$98,158	-

A reconciliation of the Company’s Hong Kong (“HK”) statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Years Ended September 30,
	2025	2024	2023

Income tax expense with HK statutory tax rate	16.5%	16.5%	16.5%
Tax effect of preferential tax treatments	0.2%	(1.8%)	1.7%
Change of valuation allowance	-	(6.5%)	(18.2%)
Non-HK entities not subject to HK income tax	(17.6%)	-	-
Effective income tax rate	(0.9%)	8.2%	0.0%